Convertible Loans (Details 1) - USD ($)		1 Months Ended	6 Months Ended
		May 09, 2016	Nov. 30, 2016
Short-term Debt [Line Items]
Amount of Note			$ 335,746
Debt Discount			168,926
Net Principal Balance			$ 166,820
Crown Bridge Partners, LLC [Member]
Short-term Debt [Line Items]
Issue Date	[1]		Feb. 16, 2016
Maturity Date	[1]		Feb. 16, 2017
Stated Interest Rate	[1]		8.00%
Amount of Note	[1]		$ 40,000
Debt Discount	[1]		(40,000)
Net Principal Balance	[1]
Crown Bridge Partners, LLC One [Member]
Short-term Debt [Line Items]
Issue Date	[2]		Apr. 19, 2016
Maturity Date	[2]		Apr. 19, 2017
Stated Interest Rate	[2]		8.00%
Amount of Note	[1]		$ 25,996
Debt Discount	[1]		(7,821)
Net Principal Balance	[1]		$ 18,175
Adar Bays, LLC [Member]
Short-term Debt [Line Items]
Issue Date		May 09, 2016	May 09, 2016
Maturity Date		May 09, 2017	May 09, 2017
Stated Interest Rate		8.00%	8.00%
Amount of Note			$ 27,000
Debt Discount			(10,159)
Net Principal Balance			$ 16,841
Eagle Equities, LLC [Member]
Short-term Debt [Line Items]
Issue Date			May 09, 2016
Maturity Date			May 09, 2017
Stated Interest Rate			8.00%
Amount of Note			$ 30,000
Debt Discount			(13,151)
Net Principal Balance			$ 16,849
Auctus Fund, LLC [Member]
Short-term Debt [Line Items]
Issue Date			May 10, 2016
Maturity Date			Feb. 10, 2017
Stated Interest Rate			8.00%
Amount of Note			$ 77,750
Debt Discount			(20,282)
Net Principal Balance			$ 57,468
JSJ Investments Inc. [Member]
Short-term Debt [Line Items]
Issue Date			Jun. 02, 2016
Maturity Date			Feb. 26, 2017
Stated Interest Rate			8.00%
Amount of Note			$ 55,000
Debt Discount			(34,554)
Net Principal Balance			$ 20,446
Black Forest Capital LLC [Member]
Short-term Debt [Line Items]
Issue Date			Jun. 14, 2016
Maturity Date			Jun. 14, 2017
Stated Interest Rate			8.00%
Amount of Note			$ 80,000
Debt Discount			(42,959)
Net Principal Balance			$ 37,041

[1]	This Note was repaid in full with cash on July 14, 2016.
[2]	Reductions are conversions to stock.